Vessels and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net	VESSELS AND EQUIPMENT, NET
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2017	—	—	—
Additions	—	—	—
Newbuildings	819,884	10,000	829,884
Disposals	—	—	—
At December 31, 2018	819,884	10,000	829,884
Additions	—	—	—
Newbuildings	358,531	5,000	363,531
Disposals	—	—	—
At December 31, 2019	1,178,415	15,000	1,193,415

Accumulated depreciation
At December 31, 2017	—	—	—
Charge	15,931	1,475	17,406
Disposals	—	—	—
At December 31, 2018	15,931	1,475	17,406
Charge	26,280	2,455	28,735
Disposals	—	—	—
At December 31, 2019	42,211	3,930	46,141

Net book value
At December 31, 2017	—	—	—
At December 31, 2018	803,953	8,525	812,478
At December 31, 2019	1,136,204	11,070	1,147,274

In January 2018, the Company took delivery of two MEGI LNG carriers, Flex Endeavour and Flex Enterprise, from DSME at a cost of $197.2 million and $197.4 million, respectively. In June and July 2018, the Company took delivery of two MEGI LNG carriers, Flex Ranger and Flex Rainbow, from SHI at a cost of $217.5 million and $217.2 million, respectively.
In June and August 2019, the Company took delivery of two MEGI LNG carriers, Flex Constellation and Flex Courageous, from DSME at a cost of $182.0 million and $182.0 million, respectively.
The net book value of vessels that serve as collateral for the Company's long-term debt (Note 15) was $1,147.3 million as at December 31, 2019 (2018: $812.5 million). The net book value of the vessels Flex Rainbow, Flex Enterprise and Flex Endeavour further referred to in Note 15 is $580.1 million as at December 31, 2019